ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)		1 Months Ended						3 Months Ended				12 Months Ended
	Apr. 12, 2016	May 20, 2016	Apr. 15, 2016	Mar. 31, 2016	Mar. 29, 2016	Jan. 29, 2016	Sep. 28, 2015	Jun. 24, 2016	Apr. 13, 2016	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, at Carrying Value, Total				$ 484,000						$ 484,000	$ 221,000	$ 368,000	$ 758,000	$ 5,517,000
Impairment of Intangible Assets, Finite-lived												2,100,000	0
Impairment of Long-Lived Assets to be Disposed of												0	0
Allowance for Doubtful Accounts Receivable, Current				$ 105,000						$ 105,000		$ 87,000	30,000
Effective Income Tax Rate Reconciliation, Tax Settlement, Domestic, Percent												50.00%
Liability for Uncertain Tax Positions, Current												$ 0	$ 0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount										900,000		1,000,000	60,000
Advertising Expense												$ 48,000	$ 347,000
Cash, Uninsured Amount												250,000
Business Combination, Consideration Transferred, Total						$ 3,000,000				$ 3,000,000	$ 0	3,000,000
Debt Instrument, Face Amount						500,000						2,000,000
Repayments of Debt	$ 500,000
Stock Closing Bid Price Minimum							$ 1.00
Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion of Stock, Shares Issued				1,605,578
Integrated Microwave Technologies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Business Combination, Consideration Transferred, Total						3,000,000
Integrated Microwave Technologies [Member] | Initial Payment Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Face Amount						$ 1,500,000
Debt Instrument, Maturity Date						Mar. 31, 2016
Integrated Microwave Technologies [Member] | Deferred Payment Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Face Amount						$ 1,500,000
Debt Instrument, Maturity Date						Jul. 29, 2017
Asset Purchase Modification Agreement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Business Combination Asset Purchase Modification Agreement Consideration Payable Terms										Asset Purchase Modification Agreement (the "Asset Purchase Modification Agreement"), which terminated the Payment Notes, cancelling all principal due, or to become due thereunder and, in their stead, obligated the Company to: (i) upon execution of the Asset Purchase Modification Agreement, pay to IMT $500,000 plus any interest accumulated on the Payment Notes prior to being cancelled; and (ii) prior to December 31, 2016, deliver to IMT Series D Preferred Shares having an aggregate value of cash proceeds of $2,500,000 ("Series D Shares"), plus interest accrued thereon at 9% per annum, with such Series D Shares to be issued in tranches of $250,000 (the "Tranches").
Subsequent Event [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Face Amount			$ 550,000
Stock Closing Bid Price Minimum					$ 1.00
Subsequent Event [Member] | Series D Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion of Stock, Shares Converted								250,000
Subsequent Event [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion of Stock, Shares Issued									1,766,704
Subsequent Event [Member] | Integrated Microwave Technologies [Member] | Initial Payment Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Face Amount						$ 1,500,000
Debt Instrument, Maturity Date						Mar. 31, 2016
Subsequent Event [Member] | Integrated Microwave Technologies [Member] | Deferred Payment Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Face Amount						$ 1,500,000
Debt Instrument, Maturity Date						Jul. 29, 2017
Subsequent Event [Member] | Asset Purchase Modification Agreement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Business Combination Asset Purchase Modification Agreement Consideration Payable Terms	Asset Purchase Modification Agreement which terminated the Payment Notes, cancelling all principal due, or to become due thereunder and, in their stead, obligated the Company to: (i) upon execution of the Asset Purchase Modification Agreement, pay to IMT $500,000 plus any interest accumulated on the Payment Notes prior to their being cancelled; and (ii) prior to December 31, 2016, deliver to IMT Series D Preferred Shares having an aggregate value of cash proceeds of $2,500,000 (Series D Shares),plus interest accrued thereon at 9% per annum, with such Series D Shares to be issued in tranches of $250,000
Subsequent Event [Member] | Asset Purchase Modification Agreement [Member] | Integrated Microwave Technologies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Repayments of Debt			$ 500,000
Subsequent Event [Member] | Asset Purchase Modification Agreement [Member] | Integrated Microwave Technologies [Member] | Series D Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion of Stock, Shares Converted		250,000
Subsequent Event [Member] | Asset Purchase Modification Agreement [Member] | Integrated Microwave Technologies [Member] | Common Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Conversion of Stock, Shares Issued		208,334
Computer Software, Intangible Asset [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of Intangible Assets, Finite-lived												2,100,000	0
Warranty Reserves [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Product Warranty Expense												$ 9,000	$ 9,000
Minimum [Member] | Property, Plant and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, Plant and Equipment, Useful Life												3 years
Maximum [Member] | Property, Plant and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, Plant and Equipment, Useful Life												7 years
Patents And Licenses [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-Lived Intangible Asset, Useful Life												18 years 6 months
Patents And Licenses [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finite-Lived Intangible Asset, Useful Life												20 years